Expense Example (Invesco Mid Cap Core Equity Fund, Class Institutional, Invesco Mid Cap Core Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Mid Cap Core Equity Fund | Class Institutional, Invesco Mid Cap Core Equity Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 81
3 Years	252
5 Years	439
10 Years	$ 978